Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000810695
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Rational Equity Armor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rational Equity Armor Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rational Equity Armor Fund

Rational Equity Armor Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index®. The Fund will continue to show the returns for the S&P 500 Value Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	2.95%	6.31%	2.81%
Return After Taxes on Distributions	2.87%	5.79%	1.10%
Return After Taxes on Distributions and Sale of Fund Shares	1.74%	4.81%	1.63%
Class A Shares
Return Before Taxes	(2.29)%	5.01%	2.05%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	1.90%	5.24%	1.96%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	26.29%	15.69%	12.03% (10 Year) 12.14% (Since 1/2/2014)
S&P 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	22.23%	14.11%	10.01% (10 Year) 10.10% (Since 1/2/2014)

1.	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.

Rational Equity Armor Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.14%	[1]
Rational Equity Armor Fund | S&P 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.23%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.11%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%	[1]
Rational Equity Armor Fund | Rational Equity Armor Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	2.05%
Rational Equity Armor Fund | Rational Equity Armor Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HDCTX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.95%
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	2.81%
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	1.10%
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	1.63%
Rational Dynamic Brands Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rational Dynamic Brands Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rational Dynamic Brands Fund

Rational Dynamic Brands Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index® to the MSCI ACWI Index. The Fund will continue to show the returns for the S&P 500 Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	42.50%	14.32%	8.19%
Return After Taxes on Distributions	42.50%	12.39%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	25.16%	10.81%	4.50%
Class A Shares
Return Before Taxes	35.32%	12.90%	7.38%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	41.07%	13.16%	7.36%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) (1)	22.81%	12.27%	8.48% (10 Year) 8.60% (Since 1/2/2014)
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	26.29%	15.69%	12.03% (10 Year) 12.14% (Since 1/2/2014)

1.	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational Dynamic Brands Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[2]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[2]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.14%	[2]
Rational Dynamic Brands Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.81%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.27%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.48%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%	[2]
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSUAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.32%
5 Years	rr_AverageAnnualReturnYear05	12.90%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSUCX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	41.07%
5 Years	rr_AverageAnnualReturnYear05	13.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSUTX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	42.50%
5 Years	rr_AverageAnnualReturnYear05	14.32%
10 Years	rr_AverageAnnualReturnYear10	8.19%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	42.50%
5 Years	rr_AverageAnnualReturnYear05	12.39%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	10.81%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Rational/ReSolve Adaptive Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rational/ReSolve Adaptive Asset Allocation Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rational/ReSolve Adaptive Asset Allocation Fund

Rational/ReSolve Adaptive Asset Allocation Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index® to the MSCI ACWI Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years[1]	10 Years[1]
Institutional Shares
Return Before Taxes	(0.46)%	5.04%	3.31%
Return After Taxes on Distributions[2]	(4.31)%	2.00%	1.76%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(0.23)%	2.78%	2.01%
	1 Year	5 Years	Since Inception of Class A and Class C (9/30/2016)
Class A Shares
Return Before Taxes	(6.40)%	3.54%	1.37%
Class C Shares
Return Before Taxes	(1.43)%	4.01%	1.48%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)(3)	22.81%	12.27%	8.48% (10 Year) 10.41% (Since 9/30/2016)
Barclay CTA Index (reflects no deduction for fees, expenses or taxes)(3)	(0.44)%	4.43%	2.40% (10 Year) 2.53% (Since 9/30/2016)
60% MSCI ACWI Index/40% Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	15.77%	7.33%	5.37% (10 Year) 6.18% (Since 9/30/2016)
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(3)	26.29%	15.69%	12.03% (10 Year) 13.51% (Since 9/30/2016)

[1]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

[2]	After Tax Returns, if any, are shown for periods beginning after September 30, 2016. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for periods that commenced prior to September 30, 2016. The Predecessor Fund did not have a distribution policy.

[3]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational/ReSolve Adaptive Asset Allocation Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.51%	[3],[4]
Rational/ReSolve Adaptive Asset Allocation Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.81%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.27%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	8.48%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%	[3],[4]
Rational/ReSolve Adaptive Asset Allocation Fund | Barclay CTA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.44%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.43%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	2.40%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[3],[4]
Rational/ReSolve Adaptive Asset Allocation Fund | 60% MSCI ACWI Index/40% Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.77%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.33%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	5.37%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%	[3],[4]
Rational/ReSolve Adaptive Asset Allocation Fund | Rational/ReSolve Adaptive Asset Allocation Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDMAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.40%)
5 Years	rr_AverageAnnualReturnYear05	3.54%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Rational/ReSolve Adaptive Asset Allocation Fund | Rational/ReSolve Adaptive Asset Allocation Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDMCX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
5 Years	rr_AverageAnnualReturnYear05	4.01%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Rational/ReSolve Adaptive Asset Allocation Fund | Rational/ReSolve Adaptive Asset Allocation Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDMIX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05	5.04%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.31%	[4]
Rational/ReSolve Adaptive Asset Allocation Fund | Rational/ReSolve Adaptive Asset Allocation Fund Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.31%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.00%	[4],[5]
10 Years	rr_AverageAnnualReturnYear10	1.76%	[4],[5]
Rational/ReSolve Adaptive Asset Allocation Fund | Rational/ReSolve Adaptive Asset Allocation Fund Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.23%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.78%	[4],[5]
10 Years	rr_AverageAnnualReturnYear10	2.01%	[4],[5]
Rational/Pier 88 Convertible Securities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rational/Pier 88 Convertible Securities Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index because the Bloomberg US Aggregate Bond Index is a more appropriate broad-based market index to compare the Fund’s performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rational/Pier 88 Convertible Securities Fund

Rational/Pier 88 Convertible Securities Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	Since Predecessor Fund Inception (3/1/2017)
Institutional Shares[1]
Return Before Taxes	3.29%	7.29%	6.63%
Return After Taxes on Distributions[2]	2.53%	6.41%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.13%	5.54%	5.12%
Class A Shares[1,3]
Return Before Taxes	(2.15)%	5.94%	5.60%
Class C Shares[1]
Return Before Taxes	1.92%	6.24%	5.58%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(2)	5.53%	1.10%	1.28%
ICE BofA Investment Grade US Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes)(2)	6.74%	8.00%	8.17%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.58%

1.	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

[2]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index because the Bloomberg US Aggregate Bond Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational/Pier 88 Convertible Securities Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.58%
Rational/Pier 88 Convertible Securities Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[6]
Rational/Pier 88 Convertible Securities Fund | ICE BofA Investment Grade US Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.74%	[6]
5 Years	rr_AverageAnnualReturnYear05	8.00%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%	[6]
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PBXAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.15%)	[7]
5 Years	rr_AverageAnnualReturnYear05	5.94%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PBXCX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.92%	[7]
5 Years	rr_AverageAnnualReturnYear05	6.24%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PBXIX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.29%	[7]
5 Years	rr_AverageAnnualReturnYear05	7.29%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	6.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.13%
5 Years	rr_AverageAnnualReturnYear05	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Rational Real Assets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rational Real Assets Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rational Real Assets Fund

Rational Real Assets Fund’s primary benchmark for comparing its performance has changed from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index®. The Fund will continue to show the returns for the S&P Real Assets Equity Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	Since Inception (8/18/2021)
Class A Shares
Return Before Taxes	1.02%	(0.70)%
Return After Taxes on Distributions	0.82%	(0.89)%
Return After Taxes on Distributions and Sale of Fund Shares	0.72%	(0.56)%
Institutional Shares
Return Before Taxes	7.43%	2.05%
Class C Shares
Return Before Taxes	6.25%	0.99%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes) (1)	26.29%	5.13%
S&P Real Assets Equity Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	8.43%	1.43%

1.	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.

Rational Real Assets Fund | S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%	[8]
Rational Real Assets Fund | S&P Real Assets Equity Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.43%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[8]
Rational Real Assets Fund | Rational Real Assets Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IGOAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2021
Rational Real Assets Fund | Rational Real Assets Fund Class A Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Rational Real Assets Fund | Rational Real Assets Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Rational Real Assets Fund | Rational Real Assets Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IGOCX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2021
Rational Real Assets Fund | Rational Real Assets Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IGOIX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 2021

[1]	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.
[2]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.
[3]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.
[4]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[5]	After Tax Returns, if any, are shown for periods beginning after September 30, 2016. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for periods that commenced prior to September 30, 2016. The Predecessor Fund did not have a distribution policy.
[6]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index because the Bloomberg US Aggregate Bond Index is a more appropriate broad-based market index to compare the Fund’s performance.
[7]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[8]	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.